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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                   	 Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Short Term Income Fund
               Schedule of Investments  11/30/09 (unaudited)

Principal Floating                                                    Value
Amount($) Rate (d)

               CONVERTIBLE CORPORATE BONDS - 0.1 %
               Banks - 0.1 %
               Regional Banks - 0.0 %
140,000        National City Corp., 4.0%, 2/1/11                   $  141,050
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost  $141,055)                                    $  141,050

               ASSET BACKED SECURITIES - 7.4 %
               Consumer Services - 0.4 %
               Restaurants - 0.4 %
685,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (14$  575,016
               Total Consumer Services                             $  575,016
               Food & Drug Retailing - 0.1 %
               Food Retail - 0.1 %
200,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37    $  148,500
               Total Food & Drug Retailing                         $  148,500
               Materials - 0.1 %
               Steel - 0.1 %
94,922    0.00 Master Asset Backed Security Trust, 0.67375%, 5/25/3$  88,736
               Total Materials                                     $  88,736
               Banks - 4.1 %
               Thrifts & Mortgage Finance - 4.1 %
307,913   0.49 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35      $  295,628
354,455   0.34 Bear Stearns Asset Backed Securities, Floating Rate    336,342
632,360   4.79 Bear Stearns Asset Backed Securities, Inc., Floating   556,158
267,438   0.30 Carrington Mortgage Loan Trust, Floating Rate Note,    254,988
2,130,770      CDMC 2002-2 A6, 6.25%, 3/25/32                        2,124,164
1,053,674      CDMC 2002-5P A4, 6.25%, 6/25/32                       1,050,408
204,356   0.28 Countrywide Asset Backed Certificates, Floating Rate   196,748
384,180   0.55 Countrywide Asset Backed Certificates, Floating Rate   190,029
612,619   0.00 Countrywide Asset-Backed Certificates, Floating Rate   566,044
332,666   5.07 Countrywide Asset-Backed Certificates, Floating Rate   317,988
40,779         CSAB Mortgage Backed Trust, 6.0%, 11/25/36             25,435
239,000   5.68 CWL 2006-15 A2, Floating Rate Note, 10/25/46           233,476
142,287   0.00 GSAMP Trust, Floating Rate Note, 3/25/35               136,483
83,819    0.62 GSAMP Trust, Floating Rate Note, 8/25/36               80,906
631,199        HEMT 2004-6 M2, 5.321%, 4/25/35                        413,915
92,404         Honda Auto Receivables Owner Trust, 5.1%, 3/18/11      93,239
475,590        Local Insight Media Finance LLC, 5.88%, 10/23/37       204,504
44,003    0.00 Option One Mortgage Trust, Floating Rate Note, 5/25/   42,579
770,948        Popular ABS Mortgage Pass Through Trust, 5.181%, 9/2   594,599
815,390   0.00 RAAC Series, Floating Rate Note, 6/25/35               740,646
360,105   0.28 SASC 2006-BC2 A2, Floating Rate Note,  9/25/36         346,887
116,968   1.22 SAST 2002-1 M1, Floating Rate Note, 1/25/32            34,428
124,017   1.15 SAST 2002-2 M1, Floating Rate Note, 8/25/32            55,490
315,084   0.29 Soundview Home Equity Loan, Floating Rate Note, 8/25   306,233
                                                                   $ 9,197,317
               Total Banks                                         $ 9,197,317
               Diversified Financials - 2.8 %
               Asset Management & Custody Banks - 0.2 %
586,999   0.65 SPSAC 1998-1 A1, Floating Rate Note, 3/25/28        $  334,830
24,886    0.52 TMTS 2005-7SL A1, Floating Rate Note, 7/25/35          24,253
                                                                   $  359,083
               Consumer Finance - 0.3 %
68,344    0.00 Nomura Home Equity Trust, Floating Rate Note, 3/25/3$  67,038
240,000   0.69 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35          186,641
348,747   0.00 RFMS2 2003-HI1 M1, 5.27%, 4/25/28                      252,841
                                                                   $  506,520
               Diversified Financial Services - 0.9 %
111,834   0.00 Asset Backed Securities Corp., Floating Rate Note, 8$  111,523
1,301,159      JP Morgan Mortgage Acquisition, 6.0%, 8/25/36         1,279,958
                                                                   $ 1,391,481
               Investment Banking & Brokerage - 0.0 %
275,000   0.40 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37      $  96,602
               Specialized Finance - 1.2 %
284,313   0.00 Aegis Asset Backed Securities, Floating Rate Note, 1$  135,630
25,792    0.00 Aegis Asset Backed Securities, Floating Rate Note, 8   25,564
706,777   0.63 Aegis Asset Backed Securities, Floating Rate Note, 9   606,111
316,318   0.00 Conseco Finance, Inc. 7.05%, 4/15/32                   325,567
257,340   0.00 Conseco Finance, Inc., Floating Rate Note, 11/15/32    243,327
380,000   0.63 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26          363,545
                                                                   $ 1,699,744
               Total Diversified Financials                        $ 4,053,430
               TOTAL ASSET BACKED SECURITIES
               (Cost  $12,742,941)                                 $14,062,999

               COLLATERALIZED MORTGAGE OBLIGATIONS - 30.7 %
               Banks - 15.4 %
               Thrifts & Mortgage Finance - 15.4 %
703,184        ABN Amro Mortgage Corp., 4.75%, 5/25/18             $  707,961
104,920        CDMC 2003-2P A3, 5.45%, 11/25/19                       107,609
744,206        CMLTI 2003-UP3 A1, 7.0%, 9/25/33                       727,926
342,694   4.70 CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35         183,037
657,996        CMLTI 2005-9 2SX2, 5.5%, 11/25/35                      71,169
120,481   0.00 CMOT 44 F, Floating Rate Note, 7/1/18                  120,489
2,435,993      Countrywide Home Loans, Inc., 5.5%, 10/25/32          2,268,524
226,822        Downey Savings & Loan, Inc., 0.83625%, 7/19/44         128,313
686,838        GECMC 2005-C1 A2, 4.353%, 6/10/48                      686,026
1,259,219      GS Mortgage Securities Corp., II, 4.602%, 8/10/38     1,258,404
83,508    2.05 Impac Cmb Trust, Floating Rate Note, 11/25/34          14,938
2,273,724 0.00 Impac Cmb Trust, Floating Rate Note, 9/25/34          1,454,955
129,356   4.95 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/   115,602
346,952        JP Morgan Mortgage Trust, 6.0%, 8/25/36                35,032
602,964        JPMCC 2004-CB8 A1A, 4.158%, 1/12/39                    586,266
669,713        JPMCC 2004-CB8 A2, 3.837%, 1/12/39                     667,773
625,516   0.77 LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30        29,399
902,264        LBSBC 2007- 2 A1, 5.57%, 3/25/37                       830,940
2,500,000      LBUBS 2001-C2 C, 6.975%, 9/15/34                      2,524,086
72,945         LBUBS 2002-CA A3, 6.226%, 3/15/26                      73,197
541,509        LBUBS 2005-C2 A2, 4.81%, 4/15/30                       542,690
1,073,452      LB-UBS Commercial Mortgage, 4.201%, 12/15/29          1,073,164
75,310         LB-UBS Commercial Mortgage, 6.27%, 6/15/20             75,561
1,886,169      RAAC Series, 6.0%, 1/25/32                            1,663,366
1,540,023 6.22 Residential Asset Mortgage, Products, Inc., Floating  1,483,922
557,240   0.00 SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47          507,651
1,000,000      SBA CMBS Trust, 5.451%, 11/15/36                      1,022,500
250,649   0.00 SEMT 2004-10 A2, Floating Rate Note, 11/20/34          175,265
798,198        SEMT 2005-1 A2, 5.8325%, 2/20/35                       495,750
972,098   4.52 Structured Asset Mortgage Investments, Inc., Floatin   473,984
272,263   3.77 Thornburg Mortgage Securities, Inc., Floating Rate N   257,542
367,207   0.64 Thornburg Mortgage Securities, Inc., Floating Rate N   311,956
116,943,5 0.00 Wachovia Bank Commercial Mortgage Trust, Floating Ra   195,600
393,692        Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/3   382,356
268,872   4.72 Wells Fargo Mortgage Backed Securities, Floating Rat   260,026
339,480   3.31 Wells Fargo Mortgage Backed Securities, Floating Rat   324,937
219,291   4.58 WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33         221,338
525,000   4.76 WFMBS 2004-L A6, Floating Rate Note, 7/25/34           513,188
                                                                   $22,572,442
               Total Banks                                         $22,572,442
               Diversified Financials - 6.2 %
               Asset Management & Custody Banks - 0.3 %
380,498        Freddie Mac Reference, 4.75%, 7/15/15               $  389,262
               Diversified Financial Services - 5.0 %
2,049,589 0.00 American Home Mortgage Investment Corp., Floating Ra$ 1,844,761
1,399,182 0.55 American Home Mortgage Investment Corp., Floating Ra   706,555
235,375   0.00 Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/   162,355
1,500,000      CCI 2005 1A C, 5.074%, 6/15/35                        1,505,625
750,000   6.28 Chase Commercial Mortgage Securities Corp., Floating   785,433
58,762         First Horizon Mortgage Pass-Through Trust, 4.65%, 12   53,287
91,596         First Horizon Mortgage Pass-Through Trust, 4.66%, 2/   84,922
82,701         Greenwich Capital Commercial Funding Corp., 4.022%,    83,321
3,265,202      RALI 2005-QA10 A41, 5.7412%, 9/25/35                  2,132,185
9,784          Residential Accredit Loans, Inc., 6.6352%, 7/25/33      9,694
                                                                   $ 7,368,138
               Investment Banking & Brokerage - 0.4 %
939,326        Lehman Brothers, Inc., 5.56%, 9/15/21 (144A)        $  544,772
22,711,166     MSDWC 2000-1345 X, 0.7259%, 9/3/15                     104,762
                                                                   $  649,534
               Specialized Finance - 0.5 %
748,703   0.33 Indymac Index Mortgage Loan Trust, Floating Rate Not$  675,200
               Total Diversified Financials                        $ 9,082,134
               Real Estate - 2.2 %
               Mortgage Real Estate Investment Trust - 2.2 %
2,718,209      CS First Boston Mortgage Security, 7.13%, 11/15/30  $ 2,748,863
90,984    1.60 CS First Boston Mortgage Security, Floating Rate Not   80,808
111,517   1.40 CS First Boston Mortgage Security, Floating Rate Not   13,479
341,363        CSFB 2004-C2 A1, 3.819%, 5/15/36                       342,113
                                                                   $ 3,185,263
               Total Real Estate                                   $ 3,185,263
               Government - 6.9 %
24,301         Fannie Mae, 4.0%, 11/25/2014                        $  24,341
9,036          Fannie Mae, 5.0%, 7/25/15                               9,034
494,938        Fannie Mae, 6.0%, 6/25/29                              540,916
633,247        Fannie Mae, Benchmark Remic, 5.45%, 12/25/20           679,601
1,753,193 5.12 Fannie Mae, Grantor Trust, Floating Rate Note, 7/25/  1,814,016
620,697        Fannie Mae, Remics, 5.69%, 1/25/32                     654,902
87,312         Federal National Mortgage Association, 5.0%, 1/25/25   87,945
450,789        Federal National Mortgage Association, 5.0%, 6/25/28   466,595
614,543        Federal National Mortgage Association, 5.5%, 4/25/30   638,299
1,030          Federal National Mortgage Association, 6.0%, 4/25/36    1,063
79,267         Freddie Mac, 4.0%, 12/15/12                            81,139
29,016         Freddie Mac, 4.0%, 4/15/22                             29,506
550,753        Freddie Mac, 4.5% 8/15/17                              574,942
12,611         Freddie Mac, 5.0% 1/15/10                              12,628
1,018,545      Freddie Mac, 5.5%, 10/15/35                           1,096,316
173,653        Freddie Mac, 5.5%, 6/15/32                             179,308
173,653        Freddie Mac, 6.0%, 6/15/32                             180,052
265,099        Freddie Mac, 6.1%, 9/15/18                             269,980
1,862,463      Freddie Mac, Remics, 3.4%, 7/1/19                     1,896,296
425,749        Freddie Mac, Remics, 6.0%, 4/15/27                     436,311
454,719        GSR Mortgage Loan Trust, 4.1408%, 6/25/34              430,623
                                                                   $10,103,813
               Total Government                                    $10,103,813
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $50,451,363)                                 $44,943,652

               CORPORATE BONDS - 27.7 %
               Energy - 3.9 %
               Oil & Gas Equipment & Services - 1.4 %
500,000   0.00 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)$  390,000
2,500,000 11.99 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A  378,155
500,000        Weatherford International, Inc., 5.95%, 6/15/12        540,820
650,000        Weatherford International, Inc., 6.625%, 11/15/11      702,547
                                                                   $ 2,011,522
               Oil & Gas Exploration & Production - 0.9 %
250,000        Ras Laffan LNG, 3 4.5%, 9/30/12 (144A)              $  258,750
1,000,000      TNK-BP Finance SA, 7.5%, 3/13/13 (144A)               1,032,500
                                                                   $ 1,291,250
               Oil & Gas Refining & Marketing - 1.4 %
1,000,000      Premcor Refining Group, 6.125%, 5/1/11              $ 1,048,438
1,000,000      Sunoco, Inc., 6.75%, 4/1/11                           1,060,355
                                                                   $ 2,108,793
               Oil & Gas Storage & Transportation - 0.2 %
250,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)            $  275,264
               Total Energy                                        $ 5,686,829
               Materials - 0.3 %
               Diversified Metals & Mining - 0.3 %
305,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                $  366,767
               Total Materials                                     $  366,767
               Capital Goods - 2.2 %
               Industrial Conglomerates - 1.5 %
500,000        GE Electric Co., 5.0%, 2/1/13                       $  535,726
500,000        Tyco Electronics Group SA, 6.0%, 10/1/12               537,846
1,075,000      Tyco International Group SA, 6.375% 10/15/11          1,164,500
                                                                   $ 2,238,072
               Industrial Machinery - 0.4 %
500,000        Ingersoll-Rand Global Holdings, 9.5%, 4/15/14       $  605,568
               Trading Companies & Distributors - 0.3 %
440,000        GATX Corp., 4.75%, 10/1/12                          $  451,597
               Total Capital Goods                                 $ 3,295,237
               Commercial Services & Supplies - 0.2 %
               Environmental & Facilities Services - 0.2 %
306,000        Allied Waste North America, Inc., 5.75%, 2/15/11    $  320,999
               Total Commercial Services & Supplies                $  320,999
               Automobiles & Components - 0.4 %
               Automobile Manufacturers - 0.4 %
500,000        Daimler Chrysler NA Holding Corp., 5.875%, 3/15/11  $  524,605
               Total Automobiles & Components                      $  524,605
               Consumer Durables & Apparel - 0.9 %
               Home Furnishings - 0.5 %
750,000        Mohawk Industries, Inc., 5.75%, 1/15/11             $  761,250
               Household Appliances - 0.4 %
500,000        Whirlpool Corp., 5.5%, 3/1/13                       $  520,028
               Total Consumer Durables & Apparel                   $ 1,281,278
               Food, Beverage & Tobacco - 1.2 %
               Agricultural Products - 0.4 %
465,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                 $  501,778
               Distillers & Vintners - 0.1 %
100,000        Diageo Capital Plc, 4.375%, 5/3/10                  $  101,731
               Soft Drinks - 0.7 %
500,000        PepsiCo, 4.65%, 2/15/13                             $  543,156
500,000        PepsiCo, 5.15%, 5/15/12                                544,293
                                                                   $ 1,087,449
               Total Food, Beverage & Tobacco                      $ 1,690,958
               Health Care Equipment & Services - 1.1 %
               Health Care Facilities - 0.2 %
300,000        Universal Health Services, Inc., 6.75%, 11/15/11    $  323,233
               Health Care Services - 0.5 %
750,000        Express Scripts, Inc., 5.25%, 6/15/12               $  804,469
               Managed Health Care - 0.3 %
500,000        Wellpoint Inc., 5.0%, 1/15/11                       $  519,031
               Total Health Care Equipment & Services              $ 1,646,733
               Pharmaceuticals & Biotechnology - 1.0 %
               Biotechnology - 0.6 %
900,000        Biogen Idec, Inc., 6.0%, 3/1/13                     $  971,399
               Pharmaceuticals - 0.4 %
500,000        Abbott Laboratories, 5.15%, 11/30/12                $  556,300
               Total Pharmaceuticals & Biotechnology               $ 1,527,699
               Banks - 2.5 %
               Diversified Banks - 1.0 %
450,000   0.00 Alfa Dividend Payment Rights Finance, Floating Rate $  387,000
820,000        Wachovia Corp., 5.25%, 8/1/14                          862,660
250,000        Wells Fargo Co., 4.375%, 1/31/13 (b)                   262,043
                                                                   $ 1,511,703
               Regional Banks - 1.4 %
300,000        American Express Bank FSB, 5.5%, 4/16/13            $  321,885
500,000        BB&T Corp., 5.7%, 4/30/14                              548,222
500,000        KeyBank NA, 5.5%, 9/17/12                              519,747
275,000        KeyBank NA, 5.8%, 7/1/14                               274,231
215,000        Keycorp, 6.5%, 5/14/13                                 225,181
250,000   1.35 Wachovia Bank NA, Floating Rate Note, 5/14/10          250,979
                                                                   $ 2,140,245
               Total Banks                                         $ 3,651,948
               Diversified Financials - 7.0 %
               Consumer Finance - 1.7 %
380,000        American Honda Finance Corp., 6.7%, 10/1/13 (144A)  $  420,738
150,000        American Honda Finance Corp., 5.125%, 12/15/10         155,256
100,000        John Deere Capital Corp., 2.875%, 6/19/12              104,264
1,000,000 0.00 SLM Corp., Floating Rate Note, 2/1/2010                988,320
                                                                   $ 1,668,578
               Diversified Financial Services - 4.3 %
500,000        American Express Travel, 5.25%, 112/1/11            $  523,038
250,000   2.90 Citigroup, Inc., Floating Rate Note, 3/16/12           239,479
1,000,000      GATX  Corp., 5.5%, 2/15/12                            1,035,130
500,000        General Electric Capital Corp., 4.0%, 2/15/12          515,922
1,000,000      General Electric Capital Corp., 5.5%, 11/15/11        1,014,007
50,000         General Electric Capital Corp., 5.5%, 4/28/11          52,741
2,000,000      JPMorgan Chase & Co., 1.65%, 2/23/11                  2,028,800
100,000        JPMorgan Chase & Co., 3.125%, 12/1/11                  104,428
845,263   0.00 Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)   858,120
                                                                   $ 6,371,665
               Investment Banking & Brokerage - 0.3 %
500,000        Merrill Lynch & Co., 5.45%, 2/5/13                  $  525,357
               Specialized Finance - 0.6 %
400,000        International Lease Finance Corp., 6.375%, 3/25/13  $  321,995
500,000        National Rural Utilities, 5.4%, 10/15/13               538,489
                                                                   $  860,484
               Total Diversified Financials                        $ 9,426,084
               Insurance - 2.4 %
               Life & Health Insurance - 1.1 %
500,000        Jefferson-Pilot Corp., 4.75%, 1/30/14               $  497,951
500,000        Principal Financial Group, Inc., 7.875%, 5/15/14       566,177
500,000        Prudential Financial, Inc., 5.1%, 9/20/14              514,557
                                                                   $ 1,578,685
               Multi-Line Insurance - 0.0 %
50,000         Allstate Life Global, 5.375%, 4/30/13               $  53,895
               Reinsurance - 1.3 %
325,000        Berkshire Hathaway, Inc., 5.0%, 8/15/13             $  357,300
500,000   7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12            445,600
250,000  12.03 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13   224,375
365,000   5.50 Longpoint Re, Ltd., Floating Rate Note, 5/8/10 (144A   362,263
250,000  10.36 Mystic Re, Ltd., Floating Rate Note, 6/7/11            257,150
250,000  10.61 Residential Reinsurance 2007, Floating Rate Note, 6/   252,500
                                                                   $ 1,899,188
               Total Insurance                                     $ 3,531,768
               Real Estate - 2.5 %
               Diversified Real Estate Activities - 0.2 %
350,000        Westfield Group, 5.4%, 10/1/12                      $  366,747
               Diversified Real Estate Investment Trust - 0.4 %
625,000        Dexus Finance Pty, Ltd., 7.125%, 10/15/14           $  640,850
               Office Real Estate Investment Trust - 0.2 %
250,000        Mack-Cali Realty LP, 5.125%, 2/15/14                $  243,257
               Retail Real Estate Investment Trust - 1.1 %
500,000        Simon Property Group LP, 4.6%, 6/15/10              $  507,013
250,000        Simon Property Group LP, 4.875%, 8/15/10               255,701
773,000        Simon Property Group LP, 5.0%, 3/1/12                  808,936
                                                                   $ 1,571,650
               Specialized Real Estate Investment Trust - 0.6 %
780,000        Hospitality Properties Trust, 7.875%, 8/15/14       $  812,414
               Total Real Estate                                   $ 3,634,918
               Technology Hardware & Equipment - 2.0 %
               Communications Equipment - 0.0 %
50,000         Cisco Systems, Inc., 5.25%, 2/22/11                 $  52,782
               Computer Hardware - 0.4 %
550,000        Dell, Inc., 3.375%, 6/15/12                         $  576,398
               Electronic Equipment & Instruments - 0.5 %
620,000        Agilent Technologies, Inc., 5.5%, 9/14/15           $  654,226
               Office Electronics - 1.1 %
500,000        Xerox Corp., 5.5%, 5/15/12                          $  529,878
500,000        Xerox Corp., 6.875%, 8/15/11                           539,935
556,000        Xerox Corp., 7.125%, 6/15/10                           572,647
                                                                   $ 1,642,460
               Total Technology Hardware & Equipment               $ 2,925,866
               Telecommunication Services - 0.2 %
               Integrated Telecommunication Services - 0.2 %
290,000        Telecom Italia Capital, 4.875%, 10/1/10             $  298,165
               Total Telecommunication Services                    $  298,165
               TOTAL CORPORATE BONDS
               (Cost  $38,647,511)                                 $39,809,854

               U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.0 %
127,971        Federal Home Loan Bank, 4.84%, 1/25/12              $  135,586
544,139        Federal Home Loan Mortgage Corp., 4.5%, 9/1/12         563,967
477,619        Federal Home Loan Mortgage Corp., 5.0%, 2/1/21         509,564
274,483        Federal Home Loan Mortgage Corp., 5.0%, 9/1/11         285,328
511,037        Federal Home Loan Mortgage Corp., 5.505%, 12/1/31      521,357
11,926         Federal Home Loan Mortgage Corp., 5.79%, 11/1/31       12,317
141,152        Federal Home Loan Mortgage Corp., 6.064%, 11/1/40      141,370
802,059        Federal Home Loan Mortgage Corp., 6.134%, 10/1/31      827,706
15,253         Federal Home Loan Mortgage Corp., 6.303%, 7/1/18       15,673
1,058,168      Federal Home Loan Mortgage Corp., 6.44%, 10/1/36      1,123,755
12,612         Federal Home Loan Mortgage Corp., 6.5%, 3/1/11         13,011
19,058         Federal Home Loan Mortgage Corp., 6.5%, 6/1/17         20,632
74,427         Federal Home Loan Mortgage Corp., 6.5%, 7/1/16         80,204
7,793          Federal Home Loan Mortgage Corp., 6.533%, 11/1/25       7,949
6,710          Federal Home Loan Mortgage Corp., 6.571%, 4/1/29        6,882
4,205          Federal Home Loan Mortgage Corp., 6.837%, 4/1/28        4,277
11,247         Federal Home Loan Mortgage Corp., 6.985%, 5/1/25       11,459
4,803          Federal Home Loan Mortgage Corp., 7.035%, 4/1/29        4,942
6,193          Federal Home Loan Mortgage Corp., 7.142%, 1/1/28        6,300
213,226        Federal Home Loan Mortgage Corp., 7.245%, 8/1/31       221,083
3,254          Federal Home Loan Mortgage Corp., 7.25%, 8/1/31         3,356
1,320          Federal Home Loan Mortgage Corp., 7.295%, 6/1/25        1,347
423,408        Federal Home Loan Mortgage Corp., 7.3%, 10/1/32        432,862
128,293        Federal Home Loan Mortgage Corp., 7.393%, 11/1/24      132,138
24,110         Federal Home Loan Mortgage Corp., 7.484%, 2/1/27       24,984
56,905         Federal Home Loan Mortgage Corp., 7.652%, 4/1/25       58,160
78,079         Federal Home Loan Mortgage Corp., 7.680%, 1/1/25       78,952
3,817          Federal Home Loan Mortgage Corp., 7.936%, 2/1/33        3,974
2,000,000      Federal National Mortgage Association, 2.0%, 9/28/12  2,014,700
334,667        Federal National Mortgage Association, 5.0%, 7/1/15    350,093
171,212        Federal National Mortgage Association, 5.469%, 7/1/3   176,694
10,817         Federal National Mortgage Association, 5.5%, 1/1/12    11,122
565,841        Federal National Mortgage Association, 5.5%, 12/1/35   603,836
807,316        Federal National Mortgage Association, 5.5%, 8/1/23    865,368
2,003,382      Federal National Mortgage Association, 6.0%, 1/1/39   2,150,153
282,305        Federal National Mortgage Association, 6.0%, 2/1/34    304,796
599,850        Federal National Mortgage Association, 6.339%, 12/1/   619,973
697,880        Federal National Mortgage Association, 6.5%, 4/1/29    762,417
24,237         Federal National Mortgage Association, 6.5%, 6/1/14    26,225
282,053        Federal National Mortgage Association, 6.5%, 6/1/15    301,086
22,359         Federal National Mortgage Association, 6.5%, 6/1/16    24,394
28,418         Federal National Mortgage Association, 6.5%, 7/1/32    30,997
3,620          Federal National Mortgage Association, 6.5%, 8/1/13     3,917
6,265          Federal National Mortgage Association, 6.5%, 8/1/14     6,806
82,089         Federal National Mortgage Association, 6.5%, 8/1/17    89,560
392,026        Federal National Mortgage Association, 7.0%, 1/1/36    432,735
507,474        Federal National Mortgage Association, 7.0%, 10/1/19   569,783
148,068        Federal National Mortgage Association, 7.0%, 5/1/12    153,376
73,276         Federal National Mortgage Association, 7.0%, 7/1/12    73,743
311,531        Federal National Mortgage Association, 7.0%, 7/1/17    340,712
256,813        Federal National Mortgage Association, 7.0%, 8/1/14    272,604
99,455         Federal National Mortgage Association, 7.243%, 12/1/   100,809
105,637        Federal National Mortgage Association, 7.405%, 10/1/   107,675
254,430        Federal National Mortgage Association, 7.586%, 10/1/   260,325
127,974        Federal National Mortgage Association, 8.0%, 4/1/14    137,373
988,471        Government National Mortgage Association, 6.0%, 11/1  1,061,091
196,900        Government National Mortgage Association, 6.0%, 12/1   213,119
37,095         Government National Mortgage Association, 6.0%, 5/20   39,142
255,942        Government National Mortgage Association, 6.5%, 10/1   274,973
104,431        Government National Mortgage Association, 6.5%, 5/15   114,034
38,889         Government National Mortgage Association, 6.5%, 7/15   41,811
35,613         Government National Mortgage Association, 7.0%, 11/1   37,988
322,218        Government National Mortgage Association, 7.5%, 10/1   353,066
82,591         Government National Mortgage Association, 7.5%, 6/15   88,878
7,985          Government National Mortgage Association, 7.5%, 8/15    8,354
5,500,000      U.S. Treasury Notes, 0.875%, 5/31/11                  5,537,384
4,000,000      U.S. Treasury Notes, 1.0%, 7/31/11                    4,033,124
4,000,000      U.S. Treasury Notes, 1.5%, 7/15/12                    4,061,876
2,000,000      U.S. Treasury Notes, 1.75%                            2,041,718
5,000,000      U.S. Treasury Notes, 1.875%, 6/15/12                  5,124,610
2,000,000      U.S. Treasury Notes, 1.375%, 9/15/12                  2,020,156
                                                                   $41,091,731
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost  $40,077,315)                                 $41,091,731

               FOREIGN GOVERNMENT BOND - 0.2 %
250,000        Korea Development Bank, 5.3%, 1/17/13               $  263,523
               TOTAL FOREIGN GOVERNMENT BOND
               (Cost  $249,643)                                    $  263,523

               SENIOR FLOATING RATE LOAN INTERESTS - 1.8 % **
               Materials - 0.3 %
               Paper Packaging - 0.3 %
176,424   6.75 Graham Packaging Co., C Term Loan, 4/5/14           $  176,556
17,629    2.50 Graham Packaging Co., B Term Loan, 10/7/11             17,103
295,500   3.17 Graphic Packaging International, Inc., Incremental T   279,617
                                                                   $  473,276
               Total Materials                                     $  473,276
               Capital Goods - 0.1 %
               Construction & Farm Machinery & Heavy Trucks - 0.1 %
144,587  10.00 Accuride Corp., Term Advance Loan, 1/31/12          $  144,081
               Total Capital Goods                                 $  144,081
               Commercial Services & Supplies - 0.1 %
               Environmental & Facilities Services - 0.1 %
196,482   2.24 Synagro Technologies, Inc., Term Loan, 4/2/14       $  160,133
               Total Commercial Services & Supplies                $  160,133
               Consumer Services - 0.1 %
               Casinos & Gaming - 0.1 %
100,000   6.00 Fontainebleau Las Vegas, Initial Term Loan, 6/6/14  $  31,833
50,000    6.00 Fontainebleau Las Vegas, Delayed Draw Loan, 6/6/14     15,917
16,583    2.79 Gateway Casinos & Entertainment, Inc., Delayed Draw    13,816
81,875    2.79 Gateway Casinos & Entertainment, Inc., Term Advance    68,212
                                                                   $  129,778
               Total Consumer Services                             $  129,778
               Retailing - 0.1 %
               Internet Retail - 0.1 %
205,000   3.55 Ticketmaster Corp., Term B Loan, 7/25/14            $  197,825
               Total Retailing                                     $  197,825
               Health Care Equipment & Services - 0.5 %
               Health Care Facilities - 0.3 %
16,202    2.51 CHS/Community Health Systems, Inc., Delayed Draw Loa$  14,848
317,581   2.51 CHS/Community Health Systems, Inc., Funded Term Loan   291,049
74,140    2.02 Psychiatric Solutions, Inc., Term Loan, 7/2/12         70,062
84,386    2.40 Sun Healthcare Group, Inc., Term Loan, 4/19/14         79,850
19,724    2.28 Sun Healthcare Group, Inc., Synthetic LC Loan, 4/19/   18,664
                                                                   $  474,473
               Health Care Supplies - 0.1 %
198,199   3.53 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15      $  186,307
48,131    3.52 Bausch & Lomb, Inc., Delayed Draw Loan, 4/24/15        45,243
                                                                   $  231,550
               Total Health Care Equipment & Services              $  706,023
               Software & Services - 0.2 %
               It Consulting & Other Services - 0.2 %
392,929   1.99 SunGard Data Systems, Inc., Tranche A U.S. Term Loan$  361,311
               Total Software & Services                           $  361,311
               Telecommunication Services - 0.3 %
               Integrated Telecommunication Services - 0.3 %
40,355    3.24 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14   $  37,768
469,826   3.24 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14       439,691
                                                                   $  477,459
               Total Telecommunication Services                    $  477,459
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS
               (Cost  $2,769,813)                                  $ 2,649,886

               TEMPORARY CASH INVESTMENTS - 0.9 %
               Securities Lending Collateral  - 0.9 % (c)
               Certificates of Deposit:
39,814         Bank of Nova Scotia, 0.19%, 2/17/10                 $  39,814
39,814         DnB NOR Bank ASA NY, 0.2%, 2/17/10                     39,814
31,851         Nordea NY, 0.21%, 12/22/09                             31,851
43,433         Rabobank Nederland NY, 0.24%, 12/11/09                 43,433
43,433         Societe Generale, 0.27%, 12/4/09                       43,433
43,433         Toronto Dominion, 0.23%, 12/16/09                      43,433
11,029         BNP Paribas, 0.78%, 6/4/10                             11,029
25,733         Wachovia Bank NA, 1.17%, 5/14/10                       25,733
                                                                   $ 278,540
               Commercial Paper:
28,932         BBVA London, 0.28%, 3/18/10                         $  28,932
36,189         BCS FUN, 0.20%, 12/29/09                               36,189
43,424         CBA Financial, 0.27%, 12/29/09                         43,424
36,190         GE, 0.17%, 12/28/09                                    36,190
43,428         HND AF, 0.30%, 12/15/09                                43,428
36,194         HSBC, 0.24%, 12/2/09                                   36,194
7,239          HSBC, 0.24%, 12/3/09                                   7,239
65,147         NABPP, 0.29%, 12/7/09                                  65,147
28,204         PARFIN, 0.25%, 4/19/10                                 28,204
43,432         Cafco, 0.20%, 12/9/09                                  43,432
15,925         Char FD, 0.17%, 12/11/09                               15,925
21,715         Char FD, 0.17%, 12/14/09                               21,715
21,716         Ciesco, 0.25%, 12/7/09                                 21,716
18,089         Ciesco, 0.20%, 2/18/10                                 18,089
53,709         Fasco, 0.17%, 12/14/09                                 53,709
36,194         Old LLC, 0.15%, 12/7/09                                36,194
36,192         Ranger, 0.24%, 12/11/09                                36,192
12,302         SRCPP, 0.19%, 2/3/10                                   12,302
25,327         SRCPP, 0.19%, 2/10/10                                  25,327
21,273         TB LLC, 0.20%, 12/10/09                                21,273
14,477         TB LLC, 0.15%, 12/7/09                                 14,477
41,320         Bank of America, 0.87%, 5/12/10                        41,320
7,240          BBVA Senior US, 0.35%, 3/12/10                         7,240
36,209         Santander, 0.33%, 7/23/10                              36,209
14,491         WFC, 0.49%, 8/20/10                                    14,491
                                                                   $ 744,558
               Tri-party Repurchase Agreements:
173,734        Deutsche Bank, 0.16%, 12/1/09                       $ 173,734
43,433         JPMorgan, 0.15%, 12/1/09                               43,433
66,772         Barclays Capital Markets, 0.14%, 12/1/09               66,772
                                                                   $ 283,939
Shares
               Money Market Mutual Funds:
28,956         Dreyfus Preferred Money Market Fund                 $  28,957
28,956         Fidelity Prime Money Market Fund                       28,956
                                                                   $  57,913
               Total Securities Lending Collateral                 $1,364,950
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $1,364,950)                                  $1,364,950
               TOTAL INVESTMENT IN SECURITIES - 98.5%
               (Cost  $149,689,266) (a)                          $144,327,645
               OTHER ASSETS AND LIABILITIES - 1.5%                $ 2,151,631
               TOTAL NET ASSETS - 100.0%                         $146,479,276

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2009, the value of these securities amounted to $6,208,731 or 4.2% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
               Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At November 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $149,732,411 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost         $9,251,571

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value        (14,656,337)

               Net unrealized loss                              $(5,404,766)

(b)            At November 30, 2009, the following security was out on loan:

Principal
Amount ($)                           Security                         Value
144,000        Wells Fargo Co., 4.375%, 1/31/13                   $150,937
               Total                                              $150,937

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical
		securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
		speeds,
                   credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets:

                               Level 1      Level 2    Level 3    Total
Convertible Corp Bonds          $0          $141,050    $0          $141,050
Asset Backed Securities          0        14,062,999     0        14,062,999
Collateralized Mort Oblig        0        44,112,712   830,940    44,943,652
Corporate Bonds                  0        39,809,854     0        39,809,854
U.S. Government Sec.             0        41,091,731     0        41,091,731
Foreign Government bonds         0           263,523     0           263,523
Senior Floating Rate Loans       0         2,649,886     0         2,649,886
Temporary Cash Investments       0         1,307,037     0         1,307,037
Money market mutual funds     57,913          0          0            57,913
Total                        $57,913    $143,438,792  $830,940  $144,327,645


               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                  Asset   Collateralized
                                                 Backed    Mortgage
                                             Securities    Obligations
Balance as of 8/31/09                         $287,229     $693,277
Realized gain (loss)                                70            0
Change in unrealized ap/dep                    (79,584)     235,958
Net purchases (sales)                           (3,125)     (98,295)
Transfers in and out of Level 3               (204,590)           0
Balance as of 11/30/09                              $0     $830,940


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 29, 2010

* Print the name and title of each signing officer under his or her signature.